Property, Equipment And Software - Additional Information (Detail) - CNY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization	¥ 5.1	¥ 4.5	¥ 9.8	¥ 6.7	¥ 1.6